Revenue (Tables)	9 Months Ended
Oct. 31, 2019
Revenue From Contracts With Customers [Abstract]
Disclosure of detailed information about revenue

	Three months ended October 31, 2019	Three months ended October 31, 2018	Nine months ended October 31, 2019	Nine months ended October 31, 2018
Analysis of revenue by category	£000s	£000s	£000s	£000s
Licensing agreements	124	675	499	42,261
Research collaboration agreement	—	—	—	246
	124	675	499	42,507